LOANS AND ADVANCES TO CUSTOMERS, NET (Tables)	12 Months Ended
Dec. 31, 2023
LOANS AND ADVANCES TO CUSTOMERS, NET
Schedule of loans and financial leasing operating portfolio

The following is the composition of the loans and financial leasing operations portfolio, net as of December 31, 2023 and 2022:

Composition	December 31, 2023	December 31, 2022
In millions of COP
Commercial	134,687,396	143,537,853
Consumer	54,591,769	59,588,721
Mortgage	36,250,408	37,371,373
Financial Leases(1)	27,277,057	28,097,716
Small Business Loans	1,145,017	1,328,076
Total gross loans and advances to customers(2)	253,951,647	269,923,739
Total allowance	(16,223,103)	(15,479,640)
Total Net loans and advances to customers	237,728,544	254,444,099
(1)	See note 7.1 Lessor.
(2)	The operations in Colombia and Banistmo in Panama contributed to the portfolio contraction. In addition, in 2023 the Colombian peso revalued 20.54% against the US dollar.

Schedule of the changes in the allowance for loans and advances and lease losses

As of December 31, 2023

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2023	7,270,305	6,047,135	1,024,091	1,013,074	125,035	15,479,640
Loan sales(1)	(829,547)	-	-	-	-	(829,547)
Recovery of charged - off loans	93,251	548,655	64,573	61,749	2,706	770,934
Credit impairment charges on loans, advances and financial leases, net	756,174	6,313,453	104,417	167,904	119,531	7,461,479
Adjusted stage 3(2)	427,283	509,668	33,465	67,288	11,201	1,048,905
Charges-off	(970,685)	(5,261,966)	(128,532)	(277,904)	(81,276)	(6,720,363)
Translation adjustment	(456,515)	(439,907)	(74,808)	(7,536)	(9,179)	(987,945)
Balance at December 31, 2023	6,290,266	7,717,038	1,023,206	1,024,575	168,018	16,223,103
(1)	Corresponds to the release of loan allowances related to portfolio sales.
(2)	Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.

The charges-off still subject to enforcement activity.

As of December 31, 2022

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2022	7,813,023	5,305,267	1,061,058	1,521,067	164,067	15,864,482
Loan sales(1)	(225,226)	-	-	-	-	(225,226)
Recovery of charged - off loans	188,018	385,011	28,690	72,056	1,191	674,966
Credit impairment charges on loans, advances and financial leases, net	502,577	3,447,515	183,436	(461,665)	49,490	3,721,353
Adjusted stage 3(2)	323,196	279,843	38,769	48,836	11,989	702,633
Charges-off	(1,742,895)	(3,788,517)	(345,991)	(176,407)	(111,092)	(6,164,902)
Translation adjustment	411,612	418,016	58,129	9,187	9,390	906,334
Balance at December 31, 2022	7,270,305	6,047,135	1,024,091	1,013,074	125,035	15,479,640
(1)	Corresponds to the release of loan allowances related to portfolio sales.
(2)	Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.

The charges-off still subject to enforcement activity.

As of December 31, 2021

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2021	7,673,720	5,753,430	992,515	1,996,033	200,345	16,616,043
Loan sales(1)	(27,817)	-	-	-	-	(27,817)
Recovery of charged - off loans	125,208	349,125	26,660	61,303	3,140	565,436
Credit impairment charges on loans, advances and financial leases, net	198,619	2,268,595	68,809	(34,678)	19,833	2,521,178
Adjusted stage 3(2)	216,330	288,214	49,893	40,747	12,550	607,734
Charges-off	(674,248)	(3,618,009)	(110,408)	(554,701)	(79,065)	(5,036,431)
Translation adjustment	301,211	263,912	33,589	12,363	7,264	618,339
Balance at December 31, 2021	7,813,023	5,305,267	1,061,058	1,521,067	164,067	15,864,482
(1)	Corresponds to the release of loan allowances related to portfolio sales.
(2)	Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.

The charges-off still subject to enforcement activity.

Schedule of changes in the contractual cash flows of the loan portfolio that did not result in derecognition

The following table presents information about the nature and effects of changes in the contractual cash flows of the loan portfolio that did not result in derecognition and the effect of these changes on the measurement of expected credit losses.

Changes in the contractual cash flows of the loan portfolio that did not result in derecognition
In millions of COP
	2023	2022
Loan portfolio modified during the period
Amortized cost before modification	7,566,692	5,524,962
Net gain or loss on changes	(182,023)	(78,790)
Loan portfolio modified since initial recognition
Gross carrying value of the previously modified loan portfolio for which the allowance for losses has been changed from the asset's life to the expected credit losses for 12 months.	393,789	164,423

Schedule of significant changes in the loans and the allowance for loans losses by category

The following explains the significant changes in the loans and the allowance for loan losses by category during the periods ended on December 31, 2023 and 2022 as a result of applying the expected credit loss model according to IFRS 9:

As of December 31, 2023

Commercial

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2023	126,530,862	(665,259)	8,062,435	(751,728)	8,944,556	(5,853,318)	143,537,853	(7,270,305)
Transfers of financial instruments:	(1,248,210)	(73,788)	(565,802)	157,677	1,814,012	(83,889)	-	-
Transfers from stage 1 to stage 2	(1,286,292)	24,362	1,286,292	(24,362)	-	-	-	-
Transfers from stage 1 to stage 3	(900,645)	26,071	-	-	900,645	(26,071)	-	-
Transfers from stage 2 to stage 1	931,660	(118,403)	(931,660)	118,403	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(1,081,128)	139,257	1,081,128	(139,257)	-	-
Transfers from stage 3 to stage 1	7,067	(5,818)	-	-	(7,067)	5,818	-	-
Transfers from stage 3 to stage 2	-	-	160,694	(75,621)	(160,694)	75,621	-	-
Remeasurement arising from transfer of stage	(172,134)	98,684	(190,275)	(7,563)	(153,574)	(1,140,608)	(515,983)	(1,049,487)
Remeasurement from remaining in the stage	(10,087,837)	69,038	(444,057)	97,791	(135,588)	(159,438)	(10,667,482)	7,391
Remeasurement due to changes in economics factors	-	(14,781)	-	(19,968)	-	7,515	-	(27,234)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	19,001	-	53,533	-	25,299	-	97,833
New financial assets purchased/originated(1)	60,154,305	(302,169)	1,192,219	(143,442)	1,296,765	(725,298)	62,643,289	(1,170,909)
Financial assets that have been derecognized	(45,206,464)	181,931	(1,519,892)	121,596	(1,715,530)	1,391,718	(48,441,886)	1,695,245
Charges-off	(19,285)	973	(81,528)	17,475	(869,872)	952,237	(970,685)	970,685
Foreign Exchange and other movements	(9,177,310)	48,275	(999,563)	49,159	(720,837)	359,081	(10,897,710)	456,515
Balance at December 31, 2023	120,773,927	(638,095)	5,453,537	(425,470)	8,459,932	(5,226,701)	134,687,396	(6,290,266)
(1)	Includes financial assets purchased, originated and restructured.

Consumer

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2023	51,510,943	(1,823,841)	5,288,921	(1,868,882)	2,788,857	(2,354,412)	59,588,721	(6,047,135)
Transfers of financial instruments:	(2,366,645)	(213,509)	299,377	313,735	2,067,268	(100,226)	-	-
Transfers from stage 1 to stage 2	(1,890,263)	116,262	1,890,263	(116,262)	-	-	-	-
Transfers from stage 1 to stage 3	(1,805,932)	124,706	-	-	1,805,932	(124,706)	-	-
Transfers from stage 2 to stage 1	1,252,391	(381,036)	(1,252,391)	381,036	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(547,962)	230,723	547,962	(230,723)	-	-
Transfers from stage 3 to stage 1	77,159	(73,441)	-	-	(77,159)	73,441	-	-
Transfers from stage 3 to stage 2	-	-	209,467	(181,762)	(209,467)	181,762	-	-
Remeasurement arising from transfer of stage	(176,080)	281,499	(103,802)	(541,174)	990,976	(4,445,663)	711,094	(4,705,338)
Remeasurement from remaining in the stage	(4,024,103)	(79,073)	(162,497)	(79,505)	278,004	(493,421)	(3,908,596)	(651,999)
Remeasurement due to changes in economics factors	-	(242,317)	-	(32,244)	-	989	-	(273,572)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	(423,782)	-	252,110	-	19,805	-	(151,867)
New financial assets purchased/originated(1)	15,350,895	(866,684)	1,429,142	(584,910)	1,275,594	(1,053,814)	18,055,631	(2,505,408)
Financial assets that have been derecognized	(9,643,264)	349,930	(858,742)	315,991	(294,422)	250,487	(10,796,428)	916,408
Charges-off	(1,299,715)	231,387	(1,129,877)	542,312	(2,832,374)	4,488,267	(5,261,966)	5,261,966
Foreign Exchange and other movements	(3,291,416)	114,156	(355,455)	98,062	(149,816)	227,689	(3,796,687)	439,907
Balance at December 31, 2023	46,060,615	(2,672,234)	4,407,067	(1,584,505)	4,124,087	(3,460,299)	54,591,769	(7,717,038)
(1)	Includes financial assets purchased, originated and restructured.

Financial Leases

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2023	23,566,544	(151,328)	3,172,285	(238,920)	1,358,887	(622,826)	28,097,716	(1,013,074)
Transfers of financial instruments:	(33,774)	(56,552)	(337,901)	74,010	371,675	(17,458)	-	-
Transfers from stage 1 to stage 2	(886,398)	15,837	886,398	(15,837)	-	-	-	-
Transfers from stage 1 to stage 3	(214,258)	6,202	-	-	214,258	(6,202)	-	-
Transfers from stage 2 to stage 1	1,065,222	(77,927)	(1,065,222)	77,927	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(211,221)	26,291	211,221	(26,291)	-	-
Transfers from stage 3 to stage 1	1,660	(664)	-	-	(1,660)	664	-	-
Transfers from stage 3 to stage 2	-	-	52,144	(14,371)	(52,144)	14,371	-	-
Remeasurement arising from transfer of stage	(67,839)	66,879	(66,232)	(43,021)	38,500	(275,772)	(95,571)	(251,914)
Remeasurement from remaining in the stage	(1,719,440)	7,812	(84,050)	27,024	(16,635)	(44,480)	(1,820,125)	(9,644)
Remeasurement due to changes in economics factors	-	(2,286)	-	(4,103)	-	8,419	-	2,030
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	(1,756)	-	(5,150)	-	8,486	-	1,580
New financial assets purchased/originated(1)	2,926,745	(21,654)	915,316	(57,704)	67,467	(45,494)	3,909,528	(124,852)
Financial assets that have been derecognized	(1,780,980)	11,596	(264,866)	12,186	(129,570)	62,077	(2,175,416)	85,859
Charges-off	(863)	29	(25,471)	27,464	(251,570)	250,411	(277,904)	277,904
Foreign Exchange and other movements	(337,265)	1,831	(15,981)	1,573	(7,925)	4,132	(361,171)	7,536
Balance at December 31, 2023	22,553,128	(145,429)	3,293,100	(206,641)	1,430,829	(672,505)	27,277,057	(1,024,575)
(1)	Includes financial assets purchased, originated and restructured.

Mortgage

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2023	34,067,734	(206,800)	1,997,270	(256,275)	1,306,369	(561,016)	37,371,373	(1,024,091)
Transfers of financial instruments:	(1,226,789)	(46,563)	838,151	32,285	388,638	14,278	-	-
Transfers from stage 1 to stage 2	(1,419,929)	20,379	1,419,929	(20,379)	-	-	-	-
Transfers from stage 1 to stage 3	(330,417)	7,821	-	-	330,417	(7,821)	-	-
Transfers from stage 2 to stage 1	523,311	(74,687)	(523,311)	74,687	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(306,993)	52,110	306,993	(52,110)	-	-
Transfers from stage 3 to stage 1	246	(76)	-	-	(246)	76	-	-
Transfers from stage 3 to stage 2	-	-	248,526	(74,133)	(248,526)	74,133	-	-
Remeasurement arising from transfer of stage	(18,655)	45,186	(8,302)	(84,371)	63,442	(154,335)	36,485	(193,520)
Remeasurement from remaining in the stage	(1,240,204)	(6,873)	(12,416)	(5,955)	(20,842)	(125,459)	(1,273,462)	(138,287)
Remeasurement due to changes in economics factors	-	(8,108)	-	(1,386)	-	-	-	(9,494)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	54,756	-	17,730	-	58,972	-	131,458
New financial assets purchased/originated(1)	5,361,515	(36,938)	102,552	(19,513)	37,864	(11,435)	5,501,931	(67,886)
Financial assets that have been derecognized	(1,428,077)	11,130	(69,961)	10,885	(106,100)	53,259	(1,604,138)	75,274
Charges-off	(2,088)	8	(2,446)	497	(123,998)	128,027	(128,532)	128,532
Foreign Exchange and other movements	(3,302,788)	9,287	(216,194)	21,182	(134,267)	44,339	(3,653,249)	74,808
Balance at December 31, 2023	32,210,648	(184,915)	2,628,654	(284,921)	1,411,106	(553,370)	36,250,408	(1,023,206)
(1)	Includes financial assets purchased, originated and restructured.

Small business loans

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2023	1,093,973	(28,564)	135,528	(29,024)	98,575	(67,447)	1,328,076	(125,035)
Transfers of financial instruments:	(210,552)	3,957	155,467	(680)	55,085	(3,277)	-	-
Transfers from stage 1 to stage 2	(177,024)	4,932	177,024	(4,932)	-	-	-	-
Transfers from stage 1 to stage 3	(46,849)	2,745	-	-	46,849	(2,745)	-	-
Transfers from stage 2 to stage 1	13,169	(3,625)	(13,169)	3,625	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(17,243)	5,043	17,243	(5,043)	-	-
Transfers from stage 3 to stage 1	152	(95)	-	-	(152)	95	-	-
Transfers from stage 3 to stage 2	-	-	8,855	(4,416)	(8,855)	4,416	-	-
Remeasurement arising from transfer of stage	(2,939)	2,268	(4,798)	(5,519)	(8,155)	(58,743)	(15,892)	(61,994)
Remeasurement from remaining in the stage	(133,210)	5,932	(9,475)	(7,767)	(94)	(9,821)	(142,779)	(11,656)
Remeasurement due to changes in economics factors	-	(3,185)	-	(882)	-	24	-	(4,043)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	(14,202)	-	3,792	-	2,808	-	(7,602)
New financial assets purchased/originated(1)	395,777	(29,237)	31,394	(8,643)	32,093	(28,378)	459,264	(66,258)
Financial assets that have been derecognized	(220,594)	5,021	(13,738)	3,545	(12,904)	9,549	(247,236)	18,115
Charges-off	(17,840)	1,787	(17,376)	7,174	(46,060)	72,315	(81,276)	81,276
Foreign Exchange and other movements	(130,044)	993	(16,699)	3,139	(8,397)	5,047	(155,140)	9,179
Balance at December 31, 2023	774,571	(55,230)	260,303	(34,865)	110,143	(77,923)	1,145,017	(168,018)
(1)	Includes financial assets purchased, originated and restructured.